Investments in Real Estate	6 Months Ended
Jun. 30, 2021
Disclosure Text Block [Abstract]
Real Estate Disclosure [Text Block]
Note 3
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INVESTMENTS IN REAL ESTATE
On March 17, 2021, the Company completed the Merger with Target. The Merger was completed through the issuance of 7,699,887 shares of common stock valued at $21.15 per share and warrants to purchase up to 602,392 shares of the Company’s common stock valued at approximately $4.8 million. The Company also incurred approximately $2.1 million in merger-related transaction costs. The consideration issued was based upon the relative value of the two entities, such that the shareholders of the Company and the Target, immediately prior to the Merger, owned 56.79% and 43.21%, respectively, of the outstanding post-merger common stock of the Company. The Company issued warrants to Target shareholders based on the pre-merger
options outstanding, using the equivalent proportion described in the previous sentence.
The Target company owned a portfolio of 19 properties subject to long-term, single-tenant, triple-net
sale leaseback and
build-to-suit
properties for the cannabis industry. The Merger was accounted for as an asset acquisition in accordance with ASC 805, Business Combinations. Upon acquisition, the purchase price was allocated to the assets acquired, including identifiable intangible assets, and liabilities assumed from the Target at their relative fair values at the date of the completion of the Merger and the Merger related transaction costs were capitalized to the basis of the assets acquired. The purchase price allocation is summarized as follows (in thousands):

Land	$9,248
Building and Improvements	78,523
In-Place Leases	25,595
Cash	64,355
Other Assets	154
Security Deposits Payable	(1,658)
Tenant Improvements Payable	(4,384)
Accounts Payable, Accrued Expenses and Other Liabilities	(2,015)

Total purchase price, including transaction costs	$169,818

The Company acquired the following properties during the six months ended June 30, 2021 (dollars in thousands):

Tenant	Market	Closing Date	Real Estate	In-Place Lease Costs	Allocated Transaction Costs	Total
Trulieve	Pennsylvania	March 17, 2021	$28,225	$12,098	$777	$41,100
Columbia Care	Massachusetts	March 17, 2021	13,565	4,042	339	17,946
Columbia Care	Illinois	March 17, 2021	11,146	3,047	274	14,467
Curaleaf	Connecticut	March 17, 2021	2,877	433	64	3,374
PharmaCann	Massachusetts	March 17, 2021	2,048	356	46	2,450
Curaleaf	Arkansas	March 17, 2021	2,117	314	47	2,478
Curaleaf	Ohio	March 17, 2021	3,290	571	74	3,935
Curaleaf	Illinois	March 17, 2021	1,701	252	38	1,991
Curaleaf	Illinois	March 17, 2021	3,298	564	74	3,936
Columbia Care	Illinois	March 17, 2021	1,192	202	27	1,421
Curaleaf	North Dakota	March 17, 2021	2,133	348	48	2,529
Columbia Care	Massachusetts	March 17, 2021	2,276	366	51	2,693
Curaleaf	Illinois	March 17, 2021	1,005	174	23	1,202
PharaCann	Massachusetts	March 17, 2021	1,597	268	36	1,901	(1)
Curaleaf	Pennsylvania	March 17, 2021	2,185	362	49	2,596
PharmaCann	Pennsylvania	March 17, 2021	1,289	251	30	1,570
Columbia Care	California	March 17, 2021	3,703	1,051	92	4,486
Curaleaf	Pennsylvania	March 17, 2021	1,881	314	42	2,237
Curaleaf	Illinois	March 17, 2021	583	97	13	693

Subtotal of Merged properties			86,111	25,110	2,144	113,365
Mint	Massachusetts	April 1, 2021	1,600		—	1,600
Mint	Arizona	June 24, 2021	2,715		—	2,715	(2)

Revolutionary	Massachusetts	June 30, 2021	42,275		577	42,852	(3)

Total			$132,701	$25,110	$2,721	$160,532

(1)	Includes $806,540 of tenant improvement reimbursement commitments which have not been funded as of June 30, 2021.
(2)	Includes $315,035 of tenant improvement reimbursement commitments which have been fully funded.
(3)
Includes $40.1 million in cash and 88,200 OP units issued in connection with the purchase of the property. The transaction costs were not allocated. The Company is required to issue 132,727 OP Units pursuant to a contribution agreement if certain conditions are met.

The Company current properties also include:

Tenant	Market	Closing Date	Real Estate	Costs	Total
Acreage	Pennsylvania	October 24, 2019	$9,823	$336	$10,159
Acreage	Massachusetts	October 24, 2019	9,682	106	9,788
Acreage	Connecticut	October 30, 2019	800	126	926
Cresco Labs	Illinois	December 11, 2019	50,000	678	50,678	(1)
Curaleaf	Florida	August 4, 2020	53,763	1,237	55,000

			$124,068	$2,483	$126,551

(1)	Includes $ 10 million of tenant improvements which have been fully funded a s of June 30, 2021.

Depreciation expense was approximately $2.6 million and $960,000 for the six months ended June 30, 2021 and 2020, respectively. Depreciation expense was approximately $1.5 million and $498,000 for the three months ended June 30, 2021 and 2020, respectively.
Amortization of the Company’s acquired
in-
place leases was $587,000 and $0 for the six months ended June 30, 2021 and 2020. Amortization expense was approximately $503,000 and $0 for the three months ended June 30, 2021 and 2020, respectively.
Future amortization of the Company’s acquired
in-place
leases as of June 30, 2021, is as follows (in thousands):

Year	Amortization Expenses
2021 (six months ending December 31)	$1,006
2022	2,013
2023	2,013
2024	2,013
2025	2,013
Thereafter	15,950

Total	$25,008

Future contractual minimum rent under the Company’s operating leases as of June 30, 2021 for future periods is summarized as follows (in thousands):

Year	Contractual Minimum Rent
2021 (six months ending December 31)	$16,202
2022	34,966
2023	36,793
2024	37,746
2025	38,725
Thereafter	442,813

Total	$607,245

In connection with the Merger, the Company issued warrants to purchase up to 602,392 shares of the Company’s common stock at an exercise price of $24.00 per share. All or any portion of the warrants may be exercised in whole or in part at any time and from time to time on or before July 15, 2027. The Company calculated the fair value of the warrants using the Black-Scholes model, and the fair value of the warrants was determined to be approximately $4.8 million. Expected volatilities are based on historical daily volatilities of publicly traded guideline companies. The risk-free interest rate for the expected term of the warrants is based on the U.S. Treasury yield. The expected volatility is 59.4% and the expected life is 6.33 years. The dividend yield on common stock and risk-free interest rate is 3.7% and 1.1%, respectively.